Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 20, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 20, 2011
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDDAX
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDDCX
SiM Dynamic Allocation Balanced Income Fund (Prospectus Summary) | SiM Dynamic Allocation Balanced Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDBAX
SiM Dynamic Allocation Balanced Income Fund (Prospectus Summary) | SiM Dynamic Allocation Balanced Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDBCX
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDEAX
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDECX